Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
15.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31, 2021	December 31, 2020
Accrued payroll	$455,442	$355,314
Dividends due to former shareholders of Zhejiang Jingyuxin (1)	186,737	182,375
Other current liabilities	513,724	1,104,371
	$1,155,903	$1,642,060

(1)	The balance represented the unpaid dividends due to former shareholders of Lixin, who sold equity interests in Lixin to the Company.